TAXATION (Deferred Tax Assets) (Details)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Deferred Tax Asset [Line Items]
Less: Valuation allowance	¥ (66,223,501)		¥ (54,792,006)	¥ (67,263,314)	¥ (229,484,242)
Deferred tax assets-current, net	130,675,655	$ 18,821,209	79,100,567
Deferred tax assets-non-current, net	134,791,362	19,413,994	117,802,910
Deferred tax liabilities-current, net	(17,074,064)	(2,459,177)	(9,266,399)
Deferred tax liabilities-non-current,net	(50,650,530)	$ (7,295,194)	(25,220)
Deferred Tax Asset Current [Member]
Deferred Tax Asset [Line Items]
Net operating losses	17,458,359		0
Provision for inventories, accounts receivable, other receivable	81,441,291		74,388,533
Change in fair value of forward contracts	(96,131)		(244,141)
Accrued warranty costs	10,505,141		20,135,070
Accrued interest	637,754		1,112,954
Timing difference for revenue recognition	10,974,242		(17,679,078)
Other temporary differences	18,278,850		18,498,176
Total deferred tax assets	139,199,506		96,211,514
Less: Valuation allowance	(8,523,851)		(17,110,947)
Deferred tax assets-current, net	130,675,655		79,100,567
Deferred Tax Asset Noncurrent [Member]
Deferred Tax Asset [Line Items]
Net operating losses	57,699,650		37,681,060
Accrued warranty costs	118,214,437		73,807,284
Timing difference for project assets, property, plant and equipment	8,463,603		22,735,289
Timing difference for revenue recognition of retainage contract	8,113,322		21,260,336
Total deferred tax assets	192,491,012		155,483,969
Less: Valuation allowance	(57,699,650)		(37,681,059)
Deferred tax assets-non-current, net	134,791,362		117,802,910
Deferred Tax Liability Current [Member]
Deferred Tax Asset [Line Items]
Other temporary differences	(17,074,064)		(9,266,399)
Deferred tax liabilities-current, net	(17,074,064)		(9,266,399)
Deferred Tax Liability Noncurrent [Member]
Deferred Tax Asset [Line Items]
Timing difference for project assets, property, plant and equipment	(50,625,310)
Other temporary differences	(25,220)		(25,220)
Deferred tax liabilities-non-current,net	¥ (50,650,530)		¥ (25,220)